Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Disclosure of Detailed Information About Income Tax [Line Items]
Effective applicable income tax rate	26.50%	26.50%	26.50%
Net operating loss on tax credit to equity share issue cost	$ 78	$ 0	$ 0
Refundable tax credit against on research and development expenses	178	539	316
Non refundable tax credit against on research and development expenses	1,488	0	0
Non refundable tax credit	1,488	0	$ 0
IRELAND
Disclosure of Detailed Information About Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 8,808	$ 8,816